Accrued Expenses And Other Long-Term Liabilities	12 Months Ended
Dec. 29, 2012
Accrued Expenses And Other Long-Term Liabilities
12.	ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses and other long-term liabilities as of December 29, 2012 and December 31, 2011 consisted of the following (in thousands):

	December 29,	December 31,
	2012	2011
Accrued expenses:
Salary, wages and bonus expenses	$60,855	$105,389
Operating expenses	66,795	66,285
Workers’ compensation, general liability and fleet liability	44,868	48,858
Group medical liability	21,701	19,635
Customer rebates and other selling expenses	60,598	52,291
Restructuring	11,696	13,280
Property and sales tax	20,790	15,911
Interest	79,951	56,894
Interest rate swap derivative	2,034	—
Other	19,018	12,626

Total accrued expenses	$388,306	$391,169

Other long-term liabilities:
Workers’ compensation, general liability and fleet liability	$114,601	$127,033
Accrued pension and postretirement benefit obligations	239,549	207,811
Restructuring	65,602	77,713
Unfunded lease obligation	28,371	29,403
Interest rate swap derivative	—	29,685
Other	31,519	28,985

Total other long-term liabilities	$479,642	$500,630

Self-Insured Liabilities — The Company has a self-insurance program for general liability, fleet liability and workers’ compensation claims. Claims in excess of certain levels are fully insured. The self-insurance liabilities, included in the table above under “Workers’ compensation, general liability and fleet liability,” are recorded at discounted present value. A summary of self-insurance liability activity for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011 is as follows (in thousands):

	Year Ended	Year Ended	Year Ended
	December 29,	December 31,	January 1,
	2012	2011	2011
Balance at beginning of the year	$175,891	$187,694	$177,009
Charged to costs and expenses	37,763	46,127	66,338
Payments	(54,185)	(57,930)	(55,653)

Balance at end of the year	$159,469	$175,891	$187,694